Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Teekay LNG's share of commitments to fund equipment installation and other construction contract costs as at December 31, 2020 are as follows:

	Total	2021	2022
	$	$	$
Consolidated LNG carriers (i)	40,312	24,760	15,552
Bahrain LNG Joint Venture (ii)	11,339	11,339	—
	51,651	36,099	15,552
(i)In June 2019, Teekay LNG entered into an agreement with a contractor to supply reliquefaction equipment on certain of Teekay LNG's carriers in 2021 and 2022, for an estimated installed cost of $59.5 million. As at December 31, 2020, the estimated remaining cost of these installations was $40.3 million.
(ii)Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain. As at December 31, 2020, Teekay LNG's proportionate share of the estimated remaining cost of $11.3 million relates to the final construction installment on the LNG terminal. The Bahrain LNG Joint Venture has remaining debt financing of $24.0 million, of which $7.0 million relates to Teekay LNG's proportionate share of the construction commitments included in the table above.